Key Management Personnel Compensation	12 Months Ended
Dec. 31, 2023
Key Management Personnel Compensation [Abstract]
KEY MANAGEMENT PERSONNEL COMPENSATION
8.	KEY MANAGEMENT PERSONNEL COMPENSATION

The compensation to key management personnel of the Group is as follows:

	2023	2022	2021
	US$	US$	US$
Salaries, allowances and other benefits	1,384,247	1,761,735	2,321,434
Equity-settled share option expense	4,869,487	14,430,835	9,352,862
Reversal of other long-term employee benefits	(69,207)	(1,525,014)	-
Pension scheme contributions	19,189	16,226	21,687
	6,203,716	14,683,782	11,695,983